OIL AND GAS RESERVES (Details)	Dec. 31, 2023 Number
Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,592
Proved undeveloped reserves	3,994
Proved reserves	11,586
Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	20,523
Proved undeveloped reserves	11,312
Proved reserves	31,835
Country Of Argentina [Member] | Oil And L N G [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	7,592
Proved undeveloped reserves	3,994
Proved reserves	11,586
Country Of Argentina [Member] | Natural Gas [Member]
IfrsStatementLineItems [Line Items]
Proved developed reserves	20,523
Proved undeveloped reserves	11,312
Proved reserves	31,835